Document and Entity Information	Oct. 21, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	METROCITY BANKSHARES, INC.
Entity File Number	001-39068
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	47-2528408
Entity Address, Address Line One	5114 Buford Highway
Entity Address, City or Town	Doraville
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30340
City Area Code	770
Local Phone Number	455-4989
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MCBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001747068
Amendment Flag	false